COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13.COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties, including vendors, customers, investors, and the Company’s directors and officers. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. The Company is subject to claims or proceedings from time to time relating to the purchase, development and sale of real estate and homes and other aspects of its homebuilding operations. Management believes that these claims include usual obligations incurred by real estate developers and residential home builders in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Borrowings

The Company has borrowings that are primarily made under general agreements. Refer to “Note 7. Notes Payable” for information about future debt payments.

Legal Matters

From time to time in the normal course of business, the Company may be subject to various legal matters, such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended June 30, 2023, 2022, and 2021.

The Company has land purchase contracts, generally through cash deposits, for the right to purchase land or lots at a future point in time with predetermined terms. The Company does not have title to the property, and obligations with respect to the land purchase contracts are generally limited to the forfeiture of the related nonrefundable cash deposits.

Lease Obligations

Operating Leases

The Company recognizes lease obligations and associated right-of-use assets for its existing non-cancelable leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company has non-cancelable operating leases primarily associated with its corporate and regional office facilities. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectations regarding the terms. Variable lease costs such as common area costs and property taxes are expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. The lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Right-of-use assets, as included in the consolidated balance sheets, were ¥204,029 thousand and ¥155,886 thousand as of June 30, 2023 and 2022, respectively. Lease obligations, as included in the consolidated balance sheets, were ¥276,228 thousand and ¥206,920 thousand as of June 30, 2023 and 2022, respectively.

Operating lease cost, as included in general and administrative expenses in the Company’s consolidated statements of comprehensive income, totaled ¥61,848 thousand, ¥40,733 thousand, and ¥30,743 thousand for the fiscal years ended June 30, 2023, 2022, and 2021, respectively. Cash paid for the amounts included in the measurement of lease liabilities for operating leases for the fiscal years ended June 30, 2023, 2022, and 2021 was ¥62,652 thousand, ¥42,985 thousand, and ¥31,547 thousand, respectively. As of June 30, 2023 and 2022, the weighted-average discount rate was 3% and the Company’s weighted-average remaining life was 3.1 and 2.9 years, respectively. The Company did not have any significant lease contracts that had not yet commenced as of June 30, 2023 and 2022.

The Company conducts its operations in leased facilities and recognizes rent expenses on a straight-line basis over the term of the lease. The Company entered into operating lease agreements for offices in Tokyo, Yokohama, and Sapporo, Japan. The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2023 and 2022:

	June 30,
	2023	2022
Right-of-use assets - non current	¥204,029	¥155,886
Total operating lease assets	¥204,029	¥155,886

Operating lease liabilities - current	¥88,755	¥58,696
Operating lease liabilities – long-term	187,473	148,224
Total operating lease liabilities	¥276,228	¥206,920

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2023 (in thousands):

Year Ending December 31,	Operating Leases
2024	¥94,427
2025	79,464
2026	76,014
2027	34,036
2028	3,901
Thereafter	373
Total	288,215
Less: lease amount representing interest	(11,987)
Present value of lease liabilities	¥276,228